NOTE 8. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 8. Property Equipment And Leasehold Improvements Net Details Narrative
Depreciation, Depletion and Amortization	$ 3,289	$ 1,902	$ 1,420